Debt (Details Textual) - USD ($) $ in Thousands		1 Months Ended								12 Months Ended
	Apr. 02, 2013	Nov. 30, 2015	May. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jan. 31, 2014	Oct. 31, 2012	Aug. 24, 2011	Mar. 16, 2011	Dec. 31, 2015	Apr. 29, 2015	Sep. 12, 2014	Jul. 24, 2014	May. 22, 2014	Mar. 19, 2014	Sep. 28, 2012
Required Minimum Solvency Covenant										30.00%
Required Minimum Cash Balance										$ 20,800
Minimum Net Worth Required										$ 150,000
Minimum ratio of EBITDA plus a portion of cash in excess of our minimum liquidity to total interest expense										2.25
Minimum [Member]
Cash and Cash Equivalent Percentage										5.00%
Fair market Value Percentage										125.00%
Maximum [Member]
Debt Instrument Corporate Leverage Percentage										75.00%
Fair market Value Percentage										150.00%
First ABN AMRO Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity									$ 40,500
Long-term Line of Credit									32,000
Remaining Amount No Longer Available For Borrowing									$ 8,500
Repayments of Long-term Lines of Credit	$ 17,900
First ABN AMRO Facility [Member] | LIBOR [Member] | Tranches [Member]
Debt Instrument, Basis Spread on Variable Rate									3.25%
Second ABN AMRO Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity								$ 48,900			$ 10,000
Second ABN AMRO Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate			4.50%
Second ABN AMRO Facility [Member] | LIBOR [Member] | Tranches [Member]
Debt Instrument, Basis Spread on Variable Rate								3.20%
DVB Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity											$ 15,000					$ 81,850
DVB Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate			4.50%
DVB Bank Facility [Member] | LIBOR [Member] | Tranche I [Member]
Debt Instrument, Basis Spread on Variable Rate							3.75%
DVB Bank Facility [Member] | LIBOR [Member] | Tranche II [Member]
Debt Instrument, Basis Spread on Variable Rate						2.45%
Joint Debt Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity													$ 225,300		$ 172,000
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount													$ 53,300
Joint Debt Facility [Member] | LIBOR [Member] | Tranche I [Member]
Debt Instrument, Basis Spread on Variable Rate		2.95%								3.15%
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity												$ 13,500
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate					2.90%
CACIB Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity														$ 39,000
CACIB Bank Facility [Member] | LIBOR [Member] | Tranche I [Member]
Debt Instrument, Basis Spread on Variable Rate				3.05%